NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2021
NATURE OF BUSINESS
Nature Of Business

NOTE 1. NATURE OF BUSINESS

Organization

WeTrade Group, Inc. was incorporated in the State of Wyoming on March 28, 2019 and is in the business of providing an international cloud-based intelligence system and independently developed a micro-business cloud intelligence system called the “YCloud.” Our goal is to provide technical and auto-billing management services to micro-business online stores in China through big data analytics, machine learning mechanisms, social network recommendations, and multi-channel data analysis.

 (Source: iResearch. http://xueqiu.com/8455183447/172404679?sharetime=2,2/22/2021). YCloud serves corporate users in multiple industries, including e-commerce business, medical beauty, healthcare products, food and beverage, tourism and etc. We conduct business operations in mainland China and have established trial operations in Hong Kong, the Philippines, and Singapore. We expect to utilize the YCloud system to establish a global strategic cooperation with various social media platforms. Plan to negotiate with Kakao Talk, Line, Whatsapp, Ohho, and Bluechat. Additionally, we have formed long-term technical collaborations with Yuetao App, Daren App, Yuebei App, Zhiding App, Yuedian App, and Lvyue App through Weijiafu and Changtongfu.

In January 2020, we appointed 3rd party software company to develop an auto-billing management system (“YCloud System”), to provide online payment services for our customers in PRC. The main functions of YCloud System are users’ marketing relationship, CPS commission profit management, multi-channel data statistics, AI fission and management, improved supply chain system. YCloud applications cover the micro business industry, tourism industry, hospitality industry, livestreaming and short video industry, medical beauty industry and traditional retail industry.

Currently, YCloud serves the micro business industry and we have expanded the application of YCloud to tourism, hospitality, livestreaming and short video, medical beauty and traditional retail industries.